CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Aug. 27, 2020	Mar. 30, 2020
Common Class A [Member]
Common stock par or stated value per share	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock Shares Authorized	9,250,000,000	8,850,000,000	8,850,000,000	3,492,799,650
Common Stock Shares Issued	1,302,911,192	971,341,066
Common Stock Shares Outstanding	1,291,039,502	928,296,786
Common Class B [Member]
Common stock par or stated value per share	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock Shares Authorized	750,000,000	750,000,000	750,000,000	750,000,000
Common Stock Shares Issued	409,846,136	429,846,136
Common Stock Shares Outstanding	409,846,136	429,846,136
Common Class C [Member]
Common stock par or stated value per share	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock Shares Authorized	0	400,000,000	400,000,000
Common Stock Shares Issued	0	178,618,464
Common Stock Shares Outstanding	0	178,618,464